Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
Active Bear ETF (Prospectus Summary) | Active Bear ETF | Active Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
Cambria Global Tactical ETF (Prospectus Summary) | Cambria Global Tactical ETF | Cambria Global Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAA
AdvisorShares Dent Tactical ETF (Prospectus Summary) | AdvisorShares Dent Tactical ETF | AdvisorShares Dent Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DENT
Mars Hill Global Relative Value ETF (Prospectus Summary) | Mars Hill Global Relative Value ETF | Mars Hill Global Relative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRV
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | WCM/BNY Mellon Focused Growth ADR ETF | WCM/BNY Mellon Focused Growth ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR